SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Restricted Shares
Compensation expense		$ 1,005	$ 906	$ 805
Dividends declared (in dollars per share)		$ 0	$ 0	$ 0
Dividends paid (in dollars per share)		$ 0	$ 0	$ 0
Restricted Stock Units (RSUs)
Restricted Shares
Compensation expense		$ 146	$ 0	$ 0
Restricted stock
Restricted Shares
Shares granted but not yet vested (in shares)		666,775	672,875	648,225	627,425
Compensation expense		$ 859	$ 906	$ 805
Unearned compensation		$ 2,089	$ 2,184
Remaining weighted average vesting period		2 years 3 months 18 days
Grants in period (in shares)		141,050	142,950	140,600
Incentive Plan 2016
Restricted Shares
Shares authorized for issuance (in shares)		600,000
Incentive Plan 2016 | Restricted Stock Units (RSUs)
Restricted Shares
Vesting period for shares issued		5 years
Compensation expense		$ 146
Unearned compensation		$ 2,117
Grants in period (in shares)		450,000
Vesting period		5 years
2012 Stock Incentive Plan | Restricted stock
Restricted Shares
Vesting period for shares issued		5 years
Grants in period (in shares)	141,050
Equity Incentive Plan 2009
Restricted Shares
Number of additional awards available for grant (in shares)		0
CAGR in Shareholder Return | Incentive Plan 2016 | Restricted Stock Units (RSUs)
Restricted Shares
Grants in period (in shares)		200,000
CAGR in Adjusted Funds from Operations | Incentive Plan 2016 | Restricted Stock Units (RSUs)
Restricted Shares
Grants in period (in shares)		200,000
CAGR Relative to FTSE NAREIT Equity Apartment Index | Incentive Plan 2016 | Restricted Stock Units (RSUs)
Restricted Shares
Grants in period (in shares)		50,000